ORGANIZATION (Details) $ / shares in Units, $ in Thousands, shares in Millions		3 Months Ended	12 Months Ended
	Nov. 24, 2015 USD ($) $ / shares shares	Mar. 31, 2017 segment	Dec. 31, 2016 USD ($) brand language country	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of dating brands (more than) | brand			45
Number of languages where products are available | language			42
Number of countries where products are available (more than) | country			190
Class of Stock
Proceeds from initial public offering, net of fees and expenses			$ 0	$ 428,789	$ 0
IAC | Match Group, Inc.
Class of Stock
Percentage of ownership after IPO			82.50%
Percentage of voting rights held after IPO			97.90%
IPO | Common Stock
Class of Stock
Common stock, issued shares, IPO (in shares) | shares	38.3
Offering price (in usd per share) | $ / shares	$ 12.00
Proceeds from initial public offering, net of fees and expenses	$ 428,300
Subsequent Event
Class of Stock
Number of operating segments | segment		1